GOODWILL AND OTHER INTANGIBLE ASSETS (Tables)	6 Months Ended
Jun. 30, 2023
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Goodwill
The changes in goodwill by reportable segments were as follows:

Abacus Settlements, LLC
Goodwill at January 1, 2022	$—
Additions	—

Goodwill at June 30, 2022	$—

Goodwill at January 1, 2023	$—
Additions	140,287,000

Goodwill at June 30, 2023	$140,287,000

Schedule of Finite-Lived Intangible Assets
Intangible Assets Acquired comprised of the following:

Asset Type	Fair Value	Useful Life	Valuation Methodology
Customer Relationships—Agents	$12,600,000	5 years	Multi-period excess-earnings method
Customer Relationships—Financial Relationships	11,000,000	8 years	Multi-period excess-earnings method
Internally Developed and Used Technology—APA	1,600,000	2 years	Relief from Royalty Method
Internally Developed and Used Technology—Market Place	100,000	3 years	Replacement Cost Method
Trade Name	900,000	Indefinite	Relief from Royalty Method
Non-Compete Agreements	4,000,000	2 years	With or Without Method
State Insurance Licenses	2,700,000	Indefinite	Replacement Cost Method

	$32,900,000

Schedule of Indefinite-Lived Intangible Assets
Intangible Assets Acquired comprised of the following:

Asset Type	Fair Value	Useful Life	Valuation Methodology
Customer Relationships—Agents	$12,600,000	5 years	Multi-period excess-earnings method
Customer Relationships—Financial Relationships	11,000,000	8 years	Multi-period excess-earnings method
Internally Developed and Used Technology—APA	1,600,000	2 years	Relief from Royalty Method
Internally Developed and Used Technology—Market Place	100,000	3 years	Replacement Cost Method
Trade Name	900,000	Indefinite	Relief from Royalty Method
Non-Compete Agreements	4,000,000	2 years	With or Without Method
State Insurance Licenses	2,700,000	Indefinite	Replacement Cost Method

	$32,900,000